Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 13.5	$ 8.8
Accounts receivable	314.3	200.5
Prepaids and deposits	7.4	22.7
Derivative asset	75.7	46.7
Total current assets	410.9	278.7
Derivative asset	144.8	195.7
Other long-term assets	6.4	18.2
Exploration and evaluation	48.8	86.4
Property, plant and equipment	7,687.3	4,372.0
Right-of-use asset	91.4	103.7
Goodwill	211.5	223.3
Deferred income tax	570.1	1,367.9
Total assets	9,171.2	6,645.9
LIABILITIES
Accounts payable and accrued liabilities	450.7	310.3
Dividends payable	43.5	1.3
Current portion of long-term debt		221.6
Derivative liability	159.6	42.2
Other current liabilities	100.3	93.8
Total current liabilities	1,032.2	669.2
Long-term debt	1,692.1	2,038.0
Derivative liability	5.3	3.2
Other long-term liabilities	35.8	17.3
Lease liability	115.9	130.1
Decommissioning liability		965.3
Total liabilities	3,765.9	3,823.1
SHAREHOLDERS’ EQUITY
Shareholders’ capital	16,706.9	16,451.5
Contributed surplus	17.5	19.7
Deficit	(11,848.7)	(14,166.1)
Accumulated other comprehensive income	529.6	517.7
Total shareholders' equity	5,405.3	2,822.8
Total liabilities and shareholders' equity	$ 9,171.2	$ 6,645.9